Balance Sheet - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 377,294	$ 1,178,377
Prepaid expenses	151,334	118,525
Total Current Assets	528,628	1,296,902
Marketable securities held in trust account	414,275,432	414,228,281
Total Assets	414,804,060	415,525,183
Current liabilities
Accrued expenses	1,588,952	1,631,390
Income taxes payable	10,070	10,070
Promissory note – related party	2,586
Total Current Liabilities	1,601,608	1,641,460
FPA Liability	1,650,000	4,225,000
Warrant liability	45,126,600	53,594,000
Deferred underwriting fee payable	14,490,000	14,490,000
Total Liabilities	62,868,208	73,950,460
Commitments and Contingencies
Common stock subject to possible redemption		336,574,720
Stockholders' Equity
Preferred stock	0
Common stock		774
Additional paid-in capital	21,873,075	32,234,102
Accumulated deficit	(16,874,779)	(27,235,908)
Total Stockholders' Equity	5,000,002	5,000,003
Total Liabilities and Stockholders' Equity	414,804,060	415,525,183
Common Class A
Current liabilities
Common stock subject to possible redemption	346,935,850	336,574,720
Stockholders' Equity
Common stock	671	774
Total Stockholders' Equity	671	774
Common Class B
Stockholders' Equity
Common stock	1,035	1,035
Total Stockholders' Equity	$ 1,035	$ 1,035